Summary of Significant Accounting Policies - Summary of Changes in the Derivative Liability (Detail) - Derivative Financial Instruments, Liabilities [Member] - USD ($)								9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 16, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Sep. 10, 2021	Jun. 10, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance								$ 526,000	$ 0	$ 0	$ 9,010,000
Recognized as part of the net gain on early extinguishment of convertible notes											(9,010,000)
Additions	$ 13,000	$ 35,000	$ 0	$ 4,000	$ 55,000,000	$ 364,000,000	$ 80,000,000	52,000	444,000	499,000
Changes in fair value								(578,000)	0	27,000
Balance					$ 526,000			$ 0	$ 444,000	$ 526,000	$ 0